Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Debt Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 15,912	$ 16,740
2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	4,976	4,285
Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 10,936	$ 12,455